Fidelity®

Contrafund® II

Semiannual Report

December 31, 2000

(2_Fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors seeking the 10%-20% annual returns they'd grown accustomed to seeing during the past several years found them again in 2000, but not where they expected. Unlike previous years, the taxable bond market was home to the double-digit performers, while the majority of equity indexes dwelled in negative territory for the year. Treasuries and government bonds finished 2000 at the high end of the return spectrum.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended December 31, 2000	Past 6 months	Past 1 year	Life of fund
Fidelity Contrafund II	-13.73%	-8.35%	45.52%
Fidelity Contrafund II (incl. 3.00% sales charge)	-16.32%	-11.10%	41.15%
S&P 500 ®	-8.72%	-9.10%	24.15%
Growth Funds Average	-10.43%	-7.61%	n/a *

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on March 31, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,680 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Life of fund
Fidelity Contrafund II	-8.35%	14.62%
Fidelity Contrafund II (incl. 3.00% sales charge)	-11.10%	13.35%
S&P 500	-9.10%	8.18%
Growth Funds Average	-7.61%	n/a *

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmatic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Contrafund II on March 31, 1998, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by December 31, 2000, the value of the investment would have grown to $14,115 - a 41.15% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $12,415 - a 24.15% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper multi-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of December 31, 2000, the six month and one year cumulative total returns for the multi-cap growth funds were -17.58% and -11.07%, respectively; and the one year average annual total return was -11.07%. The six month and one year cumulative total returns for the multi-cap supergroup average were -4.76% and -1.15%, respectively; and the one year average annual total return was -1.15%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Although the Federal Reserve Board did not make any upward or downward revisions to interest rates in the final six months of 2000, the effects of its earlier rate hikes reverberated throughout the stock market during the latter half of the year. As a result, the technology sector lost its grip on market leadership, dragging down those indexes that were heavily weighted in the sector. The NASDAQ Composite Index, for instance, with a tech weighting of approximately 70%, declined 37.65% during the six-month period ending December 31, 2000. The Standard & Poor's 500SM Index, which had a one-third tech weighting for much of the period, also fell, but not as dramatically given its broader diversification. For the six months, the S&P 500® was off 8.72%, and its tech weighting declined to 21.9% by the end of December. Given the concerns about technology and riskier growth stocks in general, investors rotated into long-suffering value stocks in the second half of 2000. Financial stocks were the prime beneficiaries, and the steady, recently predictable growth rates of the health care sector also drew investor interest. One of the few major equity benchmarks to register a positive return in the final half of 2000 was the Dow Jones Industrial Average. The blue-chips proxy gained 4.05%, highlighting investors' desire for the relative stability of historically consistent earnings growers.

(Portfolio Manager photograph)
An interview with Adam Hetnarski, Portfolio Manager of Fidelity Contrafund II

Q. How did the fund perform, Adam?

A. The fund finished well behind its benchmarks in a weak market environment. For the six months that ended December 31, 2000, the fund returned -13.73%, while the Standard & Poor's 500 Index and the Lipper growth funds average posted returns of -8.72% and -10.43%, respectively. For the 12 months that ended December 31, 2000, the fund returned -8.35%, compared with -9.10% and -7.61% for the index and the Lipper average, respectively.

Q. Why did the fund's return trail those of its benchmarks during the six-month period?

A. Simply put, I miscalculated. Thinking that there would be a year-end rally in the relatively depressed technology sector, I bought aggressively into technology and other growth stocks around election time. Unfortunately, the election process dragged on for more than a month while the economy rapidly deteriorated, creating an extremely unfavorable climate for growth stocks. On the positive side, the fund's losses were cushioned to some extent by positions in defensive stocks, some of which I'll mention later.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What were you buying within the technology sector?

A. My buying emphasized storage and network infrastructure companies. Cisco Systems was one example, having been driven down to the level of approximately 30 times estimated earnings for 2002. I also bought some Microsoft as well as various Internet business-to-business names.

Q. Where did you pare back the fund's exposure?

A. One segment I reduced was energy services, which dropped from 9.1% of net assets six months ago to 3.3% at the end of the period. The recovery in oil prices from the lows back in late 1998 of around $10 per barrel went much further, much faster than I imagined it would, and it seemed like an opportune time to take profits.

Q. Which stocks were a positive influence on performance?

A. The two most beneficial holdings - government-sponsored mortgage companies Fannie Mae and Freddie Mac - were part of the defensive category I alluded to earlier. When traditional growth stocks began to self-destruct, investors flocked to Fannie and Freddie, both of which sported earnings-per-share growth rates in the mid-teens. In addition, an initiative in Congress to eliminate the competitive advantages the two companies enjoy as government-sponsored enterprises stalled, making them even more attractive. Philip Morris was another defensive holding that did well. Although a Florida judge handed down an unfavorable ruling in a smoking-related lawsuit against the company, there was speculation that it might be amended or overturned. Furthermore, the election of George W. Bush raised the possibility that the federal government might drop its lawsuit against the tobacco industry. Finally, investors liked Philip Morris' plans to spin off its food businesses, believing that such a move would make the value of the remaining business lines more recognizable.

Q. Which stocks detracted from performance?

A. The worst detractors were all blue chip technology holdings, including Cisco Systems, Microsoft, Dell Computer and Sun Microsystems. The extent of the economic slowdown and consequent reduction in projected earnings growth rates was such that even the cream of the crop was not spared.

Q. What is your outlook, Adam?

A. In spite of the Federal Reserve Board's move to an easing bias on December 19, the immediate outlook appears as bleak as we've seen for quite a while. However, it might be useful to recall that the first three months of 2000 were a time of unrestrained optimism, especially for growth stocks. It turned out, of course, that the unrestrained optimism of that period marked an important top in the markets. Likewise, it could well be that the unbounded pessimism currently in vogue will mark an important bottom. If the Fed aggressively cuts interest rates, that could be an important positive influence on stocks. Regardless of what the Fed does, though, the strategy of the fund will remain intact - I will continue to blend a strong emphasis on growth stocks with selected positions in undervalued shares.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in companies whose value FMR believes is not fully recognized by the public

Fund number: 339

Trading symbol: FCONX

Start date: March 31, 1998

Size: as of December 31, 2000, more than $1.4 billion

Manager: Adam Hetnarski, since 2000; manager, Fidelity Export and Multinational Fund, 1998-2000; Fidelity Select Technology Portfolio and Fidelity Advisor Technology Fund, 1996-1998; joined Fidelity in 1991

3

Adam Hetnarski on searching for undervalued stocks:

"Although the main emphasis of the fund is on solid, long-term growth stocks, I use a certain percentage of the fund's assets to invest in undervalued situations. No matter what the market environment, there are certain sectors or groups within sectors that are ignored by most investors and therefore represent genuine value. For example, in 1999 virtually no one wanted to own HMOs and other health services companies. Then Congress moved to improve Medicare reimbursements, and suddenly the outlook for health services companies was a lot brighter.

"The tobacco industry provides another example. As smoking-related litigation gathered momentum at the state and federal levels, investors deserted tobacco stocks in droves. However, it became apparent that tobacco companies were not going to fold up their tents and go out of business. The situation eventually passed what might be called the ´peak point of worry,' and tobacco stocks rebounded. The other example that comes to mind is the energy services segment I mentioned earlier. There is no easy recipe for finding these turnaround stories, but Fidelity's in-depth research capabilities provide a decided advantage in getting positioned ahead of the crowd."

Semiannual Report

Investment Changes

Top Ten Stocks as of December 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	5.7	2.0
General Electric Co.	4.8	3.0
Cisco Systems, Inc.	4.1	4.3
Freddie Mac	3.6	0.9
Exxon Mobil Corp.	3.3	2.3
Bristol-Myers Squibb Co.	3.2	2.9
Microsoft Corp.	3.1	3.3
EMC Corp.	3.1	2.8
Philip Morris Companies, Inc.	2.5	1.4
VERITAS Software Corp.	2.3	2.1
	35.7
Top Five Market Sectors as of December 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Technology	39.0	38.1
Finance	15.8	6.0
Health	12.6	12.2
Nondurables	6.3	4.3
Industrial Machinery & Equipment	5.8	3.9
Asset Allocation (% of fund's net assets)
As of December 31, 2000 *		As of June 30, 2000 **
	Stocks 99.6%		Stocks 94.9%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 5.1%
* Foreign investments	2.6%	** Foreign investments	6.3%

Semiannual Report

Investments December 31, 2000

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (Note 1) (000s)
AEROSPACE & DEFENSE - 0.6%
Aerospace & Defense - 0.2%
Textron, Inc.	50,000	$ 2,325
Ship Building & Repair - 0.4%
Newport News Shipbuilding, Inc.	125,000	6,500
TOTAL AEROSPACE & DEFENSE		8,825
BASIC INDUSTRIES - 4.7%
Chemicals & Plastics - 1.3%
Avery Dennison Corp.	135,000	7,408
Dow Chemical Co.	220,000	8,058
Georgia Gulf Corp.	13,900	237
Lyondell Chemical Co.	240,000	3,675
		19,378
Iron & Steel - 0.9%
Bethlehem Steel Corp. (a)	2,700,000	4,725
Nucor Corp.	200,000	7,938
		12,663
Metals & Mining - 1.4%
Martin Marietta Materials, Inc.	300,000	12,690
Phelps Dodge Corp.	145,000	8,093
		20,783
Paper & Forest Products - 1.1%
Bowater, Inc.	160,000	9,020
International Paper Co.	150,000	6,122
		15,142
TOTAL BASIC INDUSTRIES		67,966
CONSTRUCTION & REAL ESTATE - 1.2%
Building Materials - 0.9%
Florida Rock Industries, Inc.	139,400	5,454
Manitowoc Co., Inc.	285,000	8,265
		13,719
Real Estate Investment Trusts - 0.3%
Pinnacle Holdings, Inc. (a)	433,500	3,929
TOTAL CONSTRUCTION & REAL ESTATE		17,648
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 3.3%
Oil & Gas - 3.3%
Exxon Mobil Corp.	555,000	$ 48,250
FINANCE - 15.8%
Banks - 1.6%
Bank One Corp.	175,000	6,409
Mellon Financial Corp.	175,000	8,608
PNC Financial Services Group, Inc.	120,000	8,768
		23,785
Credit & Other Finance - 0.3%
Citigroup, Inc.	95,000	4,851
Federal Sponsored Credit - 9.3%
Fannie Mae	950,000	82,404
Freddie Mac	760,000	52,345
		134,749
Insurance - 4.6%
AMBAC Financial Group, Inc.	358,500	20,905
American International Group, Inc.	325,000	32,033
Everest Re Group Ltd.	185,000	13,251
		66,189
TOTAL FINANCE		229,574
HEALTH - 12.6%
Drugs & Pharmaceuticals - 10.0%
Andrx Corp. - Andrx Group (a)	50,000	2,894
Bristol-Myers Squibb Co.	625,000	46,211
COR Therapeutics, Inc. (a)	130,000	4,574
Decode Genetics, Inc.	255,400	2,682
Eli Lilly & Co.	165,000	15,355
Geneva Proteomics (a)(d)	64,000	352
Human Genome Sciences, Inc. (a)	160,000	11,090
ImClone Systems, Inc. (a)	74,200	3,265
Immunex Corp. (a)	420,000	17,063
Millennium Pharmaceuticals, Inc. (a)	230,000	14,231
Schering-Plough Corp.	310,000	17,593
Vertex Pharmaceuticals, Inc. (a)	123,100	8,802
		144,112
Medical Equipment & Supplies - 2.6%
Biomet, Inc.	267,900	10,632
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH - continued
Medical Equipment & Supplies - continued
Cardinal Health, Inc.	220,000	$ 21,918
Guidant Corp. (a)	100,000	5,394
		37,944
TOTAL HEALTH		182,056
INDUSTRIAL MACHINERY & EQUIPMENT - 5.8%
Electrical Equipment - 4.8%
Avaya, Inc. (d)	130	1
General Electric Co.	1,450,000	69,509
		69,510
Industrial Machinery & Equipment - 1.0%
Caterpillar, Inc.	325,000	15,377
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		84,887
MEDIA & LEISURE - 4.3%
Broadcasting - 3.0%
Clear Channel Communications, Inc. (a)	350,000	16,953
Infinity Broadcasting Corp. Class A (a)	840,000	23,468
Netro Corp. (a)	10,000	69
Radio One, Inc. Class D (non-vtg.) (a)	290,400	3,194
		43,684
Entertainment - 1.3%
MGM Mirage, Inc.	235,300	6,633
Viacom, Inc. Class B (non-vtg.) (a)	250,020	11,688
		18,321
TOTAL MEDIA & LEISURE		62,005
NONDURABLES - 6.3%
Beverages - 1.1%
The Coca-Cola Co.	263,400	16,051
Foods - 1.1%
Quaker Oats Co.	155,000	15,093
Tobacco - 4.1%
Philip Morris Companies, Inc.	825,000	36,300
Common Stocks - continued
	Shares	Value (Note 1) (000s)
NONDURABLES - continued
Tobacco - continued
RJ Reynolds Tobacco Holdings, Inc.	175,000	$ 8,531
UST, Inc.	525,000	14,733
		59,564
TOTAL NONDURABLES		90,708
PRECIOUS METALS - 0.9%
Barrick Gold Corp.	385,000	6,320
Homestake Mining Co.	1,650,000	6,909
TOTAL PRECIOUS METALS		13,229
RETAIL & WHOLESALE - 1.1%
Apparel Stores - 0.5%
Abercrombie & Fitch Co. Class A (a)	350,000	7,000
General Merchandise Stores - 0.3%
Wal-Mart Stores, Inc.	85,000	4,516
Retail & Wholesale, Miscellaneous - 0.3%
Home Depot, Inc.	90,000	4,112
TOTAL RETAIL & WHOLESALE		15,628
TECHNOLOGY - 39.0%
Communications Equipment - 5.6%
CIENA Corp. (a)	82,400	6,695
Cisco Systems, Inc. (a)	1,545,000	59,096
Lucent Technologies, Inc. (d)	1,571	16
Nokia AB sponsored ADR	360,000	15,660
		81,467
Computer Services & Software - 17.9%
Aether Systems, Inc. (a)	92,400	3,615
Affymetrix, Inc. (a)	120,000	8,933
Amazon.com, Inc. (a)	150,000	2,334
Ariba, Inc. (a)	425,000	22,791
BEA Systems, Inc. (a)	295,700	19,904
BMC Software, Inc. (a)	433,900	6,075
Cadence Design Systems, Inc. (a)	698,400	19,206
Computer Associates International, Inc.	485,000	9,458
Electronic Arts, Inc. (a)	40,000	1,705
Great Plains Software, Inc. (a)	50,000	2,353
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Computer Services & Software - continued
i2 Technologies, Inc. (a)	460,000	$ 25,013
Internap Network Services Corp. (a)	253,900	1,841
Interwoven, Inc. (a)	25,000	1,648
Intuit, Inc. (a)	255,000	10,057
J.D. Edwards & Co. (a)	285,000	5,077
Microsoft Corp. (a)	1,025,000	44,459
Openwave Systems, Inc. (a)	275,945	13,228
VeriSign, Inc. (a)	180,000	13,354
VERITAS Software Corp. (a)	379,493	33,206
Vignette Corp. (a)	404,900	7,288
webMethods, Inc.	85,000	7,560
		259,105
Computers & Office Equipment - 13.0%
Brocade Communications Systems, Inc. (a)	195,000	17,903
Dell Computer Corp. (a)	1,245,000	21,710
EMC Corp. (a)	665,000	44,223
Hutchinson Technology, Inc. (a)	340,000	4,675
Ingram Micro, Inc. Class A (a)	1,050,000	11,813
International Business Machines Corp.	90,300	7,676
Juniper Networks, Inc. (a)	183,500	23,132
Lexmark International, Inc. Class A (a)	609,600	27,013
Maxtor Corp. (a)	965,000	5,398
Sun Microsystems, Inc. (a)	780,000	21,743
Western Digital Corp. (a)	1,425,000	3,473
		188,759
Electronic Instruments - 0.9%
KLA-Tencor Corp. (a)	110,000	3,706
LAM Research Corp. (a)	325,000	4,713
Teradyne, Inc. (a)	115,000	4,284
		12,703
Electronics - 1.6%
Intersil Holding Corp. Class A	125,000	2,867
Micron Technology, Inc. (a)	400,000	14,200
NVIDIA Corp. (a)	106,500	3,490
Samsung Electronics Co. Ltd.	25,000	3,123
		23,680
TOTAL TECHNOLOGY		565,714
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 4.0%
Cellular - 1.5%
AT&T Corp. - Wireless Group	125,000	$ 2,164
QUALCOMM, Inc. (a)	105,000	8,630
SBA Communications Corp. Class A (a)	200,000	8,213
Sprint Corp. - PCS Group Series 1 (a)	96,200	1,966
TeleCorp PCS, Inc. Class A (a)	52,900	1,184
		22,157
Telephone Services - 2.5%
Allegiance Telecom, Inc. (a)	190,000	4,230
BellSouth Corp.	190,000	7,778
McLeodUSA, Inc. Class A (a)	330,000	4,661
Metromedia Fiber Network, Inc. Class A (a)	385,000	3,898
Sprint Corp. - FON Group	460,000	9,344
TeraBeam Networks (d)	4,800	18
XO Communications, Inc. Class A (a)	300,000	5,344
		35,273
TOTAL UTILITIES		57,430
TOTAL COMMON STOCKS (Cost $1,474,623)		1,443,920
Convertible Preferred Stocks - 0.0%

TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (d) (Cost $119)	6,900	119
Convertible Bonds - 0.0%
Moody's Ratings (unaudited)		Principal Amount (000s)
TECHNOLOGY - 0.0%
Computer Services & Software - 0.0%
Cyras Systems, Inc. 4.5% 8/15/05 (c) (Cost $390)	-	$ 390	456
Cash Equivalents - 1.7%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 6.53% (b)	7,654,291	$ 7,654
Fidelity Securities Lending Cash Central Fund, 6.61% (b)	16,861,000	16,861
TOTAL CASH EQUIVALENTS (Cost $24,515)		24,515
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $1,499,647)		1,469,010
NET OTHER ASSETS - (1.3)%		(18,950)
NET ASSETS - 100%		$ 1,450,060
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $456,000 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Avaya, Inc.	10/2/00	$ 1
Chorum Technologies Series E	9/19/00	$ 119
Geneva Proteomics	7/7/00	$ 352
Lucent Technologies, Inc.	7/10/00	$ 12
TeraBeam Networks	4/7/00	$ 18
Income Tax Information

At December 31, 2000, the aggregate cost of investment securities for income tax purposes was $1,515,682,000. Net unrealized depreciation aggregated $46,672,000, of which $208,793,000 related to appreciated investment securities and $255,465,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2000 (Unaudited)
Assets
Investment in securities, at value (cost $1,499,647) - See accompanying schedule		$ 1,469,010
Cash		138
Receivable for investments sold		9,006
Receivable for fund shares sold		3,050
Dividends receivable		1,076
Interest receivable		94
Other receivables		29
Total assets		1,482,403
Liabilities
Payable for investments purchased	$ 8,647
Payable for fund shares redeemed	5,614
Accrued management fee	883
Other payables and accrued expenses	338
Collateral on securities loaned, at value	16,861
Total liabilities		32,343
Net Assets		$ 1,450,060
Net Assets consist of:
Paid in capital		$ 1,525,251
Undistributed net investment income		561
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(45,108)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(30,644)
Net Assets, for 126,252 shares outstanding		$ 1,450,060
Net Asset Value and redemption price per share ($1,450,060 ÷ 126,252 shares)		$11.49
Maximum offering price per share (100/97.00 of $11.49)		$11.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended December 31, 2000 (Unaudited)
Investment Income Dividends		$ 5,587
Interest		1,938
Security lending		211
Total income		7,736
Expenses
Management fee Basic fee	$ 4,728
Performance adjustment	756
Transfer agent fees	1,566
Accounting and security lending fees	181
Non-interested trustees' compensation	3
Custodian fees and expenses	27
Registration fees	125
Audit	13
Legal	3
Miscellaneous	4
Total expenses before reductions	7,406
Expense reductions	(231)	7,175
Net investment income		561
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	8,795
Foreign currency transactions	5	8,800
Change in net unrealized appreciation (depreciation) on:
Investment securities	(242,171)
Assets and liabilities in foreign currencies	(7)	(242,178)
Net gain (loss)		(233,378)
Net increase (decrease) in net assets resulting from operations		$ (232,817)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2000 (Unaudited)	Year ended June 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ 561	$ (969)
Net realized gain (loss)	8,800	241,964
Change in net unrealized appreciation (depreciation)	(242,178)	115,864
Net increase (decrease) in net assets resulting from operations	(232,817)	356,859
Distributions to shareholders
From net realized gain	(209,115)	(51,448)
In excess of net realized gain	(45,108)	-
Total distributions	(254,223)	(51,448)
Share transactions Net proceeds from sales of shares	296,754	956,767
Reinvestment of distributions	248,604	50,104
Cost of shares redeemed	(185,463)	(636,011)
Net increase (decrease) in net assets resulting from share transactions	359,895	370,860
Total increase (decrease) in net assets	(127,145)	676,271
Net Assets
Beginning of period	1,577,205	900,934
End of period (including undistributed net investment income of $561 and $0, respectively)	$ 1,450,060	$ 1,577,205
Other Information Shares
Sold	21,738	68,610
Issued in reinvestment of distributions	18,895	4,514
Redeemed	(13,946)	(45,057)
Net increase (decrease)	26,687	28,067

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2000	Years ended June 30,
	(Unaudited)	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.84	$ 12.60	$ 10.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.00	(.01)	.00	(.01)
Net realized and unrealized gain (loss)	(1.90)	3.97	2.25	.36
Total from investment operations	(1.90)	3.96	2.25	.35

Less Distributions
From net realized gain	(2.01)	(.72)	-	-
In excess of net realized gain	(.44)	-	-	-
Total distributions	(2.45)	(.72)	-	-
Net asset value, end of period	$ 11.49	$ 15.84	$ 12.60	$ 10.35
Total Return B, C	(13.73)%	33.87%	21.74%	3.50%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,450	$ 1,577	$ 901	$ 319
Ratio of expenses to average net assets	.93% A	.91%	.93%	1.28% A
Ratio of expenses to average net assets after expense reductions	.90% A, F	.86% F	.86% F	1.23% A, F
Ratio of net investment income (loss) to average net assets	.07% A	(.08)%	(.01)%	(.28)% A
Portfolio turnover rate	126% A	291%	293%	141% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 31, 1998 (commencement of operations) to June 30, 1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2000 (Unaudited)

1. Significant Accounting Policies.

Fidelity Contrafund II (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes - continued

schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends, net operating losses, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $506,000 or 0.03% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,157,720,000 and $976,880,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .69% of average net assets after the performance adjustment.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co.(FMRC) will serve as sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $775,000 on sales of shares of the fund all of which was retained.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $81,000 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $15,064,000. The fund received cash collateral of $16,861,000 which was invested in cash equivalents.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $217,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $7,000 and $7,000 respectively, under these arrangements.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Adam P. Hetnarski, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Marie L. Knowles

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

* Independent trustees

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund ®

Contrafund® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty®

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund ®

OTC Portfolio

Small Cap Selector

Small Cap Stock Fund

Stock Selector

Tax Managed Stock Fund

TechnoQuant® Growth Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CII-SANN-0201 125109

1.714430.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Fund

Semiannual Report

December 31, 2000

(2_fidelity_logos) (Registered Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors seeking the 10%-20% annual returns they'd grown accustomed to seeing during the past several years found them again in 2000, but not where they expected. Unlike previous years, the taxable bond market was home to the double-digit performers, while the majority of equity indexes dwelled in negative territory for the year. Treasuries and government bonds finished 2000 at the high end of the return spectrum.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended December 31, 2000	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Fund	-9.42%	-10.97%	129.25%	397.89%
S&P 500®	-8.72%	-9.10%	131.98%	399.95%
Growth & Income Funds Average	1.18%	0.74%	103.58%	317.46%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth & income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,047 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.(dagger)

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Fund	-10.97%	18.05%	17.41%
S&P 500	-9.10%	18.33%	17.46%
Growth & Income Funds Average	0.74%	15.04%	15.13%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Fund on December 31, 1990. As the chart shows, by December 31, 2000, the value of the investment would have grown to $49,789 - a 397.89% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $49,995 - a 399.95% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of December 31, 2000, the six month, one year, five year and 10 year cumulative total returns for the large-cap core funds were -9.96%, -8.96%, 117.58%, and 346.32%, respectively; and the one year, five year and 10 year average annual total returns were -8.96%, 16.62%, and 15.86%, respectively. The six month, one year, five year and 10 year cumulative total returns for the large-cap supergroup average were -9.76%, -8.96%, 120.36% and 357.40%, respectively; and the one year, five year and 10 year average annual total returns were -8.96%, 16.86%, and 16.18% respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Although the Federal Reserve Board did not make any upward or downward revisions to interest rates in the final six months of 2000, the effects of its earlier rate hikes reverberated throughout the stock market during the latter half of the year. As a result, the technology sector lost its grip on market leadership, dragging down those indexes that were heavily weighted in the sector. The NASDAQ Composite Index, for instance, with a tech weighting of approximately 70%, declined 37.65% during the six-month period ending December 31, 2000. The Standard & Poor's 500SM Index, which had a one-third tech weighting for much of the period, also fell, but not as dramatically given its broader diversification. For the six months, the S&P 500® was off 8.72%, and its tech weighting declined to 21.9% by the end of December. Given the concerns about technology and riskier growth stocks in general, investors rotated into long-suffering value stocks in the second half of 2000. Financial stocks were the prime beneficiaries, and the steady, recently predictable growth rates of the health care sector also drew investor interest. One of the few major equity benchmarks to register a positive return in the final half of 2000 was the Dow Jones Industrial Average. The blue-chips proxy gained 4.05%, highlighting investors' desire for the relative stability of historically consistent earnings growers.

(Portfolio Manager photograph)
An interview with Nick Thakore, Portfolio Manager of Fidelity Fund

Q. How did the fund perform, Nick?

A. For the six months that ended December 31, 2000, the fund returned -9.42%, slightly trailing the -8.72% return of the S&P 500. The fund finished well behind the 1.18% return posted by the growth and income funds average tracked by Lipper Inc. For the 12 months that ended December 31, 2000, the fund's return was -10.97%, compared with -9.10% and 0.74% for the S&P 500 and the Lipper average, respectively.

Q. Why did the fund trail the index and the Lipper average?

A. While the fund outperformed the S&P 500 since I began managing it on June 1, 2000, the single biggest factor that hurt relative returns was my decision to increase the fund's technology weighting in November. Earlier in the period, I had positioned the fund more conservatively given my concerns about technology valuations and business prospects. As technology stocks fell, a number of them began to look attractive relative to their projected growth rates, so I increased the fund's technology exposure. However, as the economy slowed dramatically and concerns over corporate information technology spending intensified, it called into question whether even the highest-quality technology companies would be able to maintain their near-term earnings growth rates. As a result, the stocks fell significantly from where I increased exposure. The Lipper average typically has more of a value bias than the fund does. Value stocks were the primary beneficiaries of investors' defensive mindset during the period, accounting for the comparatively favorable returns of the average.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Can you explain what you did to position the fund defensively?

A. Certain sectors of the market are thought to produce relatively strong, consistent earnings growth when the economy is growing more slowly. These sectors include health care, consumer nondurables and some segments of financial services. Within health care, I particularly liked the risk/reward profiles of many pharmaceutical stocks. In addition, I favored financial stocks that I thought would benefit from stable or gently falling interest rates and strong earnings outlooks.

Q. Which stocks did well for the fund?

A. Fannie Mae and Freddie Mac, both government-sponsored mortgage companies, were two of the fund's best performers. Due to purchases they made in 1999 and 2000, Fannie and Freddie locked in solid earnings for 2000 and 2001. Furthermore, their stocks responded favorably when a legislative proposal to strip them of their competitive advantages as government-sponsored enterprises lost momentum. Philip Morris was another beneficial holding. The stock rebounded as investors became more confident that smoking-related litigation would not seriously damage the company's prospects. Furthermore, Philip Morris' plans to spin off its various food businesses prompted speculation that investors would more fully appreciate the value of the company's remaining parts.

Q. What stocks hurt performance?

A. Cisco Systems was the biggest detractor. A victim of the technology implosion, the stock declined sharply along with most others in the sector. However, my positive long-term outlook for the stock remained intact, and it was still a core holding at the end of the period. Dell and Microsoft were examples of technology stocks that I thought were beaten down enough to justify some bargain-hunting. As it turned out, I was somewhat early. Intel suffered from the generally worsening prospects for personal computer hardware manufacturers.

Q. What's your outlook, Nick?

A. Regardless of any future reductions in interest rates by the Federal Reserve Board, which moved to an easing bias on December 19, earnings growth is likely to be fairly weak in 2001. Therefore, the fund has substantial exposure to companies that should show strong growth in 2001 in spite of the tough environment, such as pharmaceuticals, energy services and selected consumer staples. With the Federal Reserve Board on a path to aid the economy through interest-rate cuts, I am looking to add more cyclical stocks - retail, basic materials, and some areas of technology - but only at reasonable valuations. Regardless of the market environment, my overriding goal remains to find good growth stories at reasonable valuations.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term capital growth

Fund number: 003

Trading symbol: FFIDX

Start date: April 30, 1930

Size: as of December 31, 2000, more than $15 billion

Manager: Nick Thakore, since June 2000; manager, Fidelity Trend Fund, 1998-2000; Fidelity Utilities Fund, Fidelity Advisor Utilities Growth Fund and Fidelity Select Utilities Growth Portfolio, 1997-1998; Fidelity Select Telecommunications Portfolio, 1996-1998; joined Fidelity in 1993

3

Nick Thakore on the effects of cuts in interest rates by the Federal Reserve Board:

"Now that the Fed is clearly inclined toward easing monetary policy, some investors believe that a rapid stock market recovery is a done deal. But history shows that how quickly the economy and the stock market respond to cuts in interest rates depends on the extent of the economic slowdown. For example, in 1974 we had a fairly severe recession. It took repeated easings by the Fed to revive the economy, and initially stocks sold off when the Fed reduced rates.

"The other wild card this time is the speed and extent of the deterioration in economic activity. Just recently, some important economic indicators have sunk to levels not seen since the 1991 recession. Moreover, the rule of thumb is that changes in interest rates are normally not fully reflected in the economy until six to nine months after they occur. By that standard, the 0.50% rate hike of last May would just be coming to fruition around the end of 2000. With the momentum so clearly in the direction of slowing, it may take more than one or two decreases in interest rates - and a little time - for the economy and the stock market to heal."

Semiannual Report

Investment Changes

Top Ten Stocks as of December 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	5.3	4.8
Bristol-Myers Squibb Co.	4.1	2.5
Fannie Mae	3.6	1.6
Philip Morris Companies, Inc.	3.3	1.9
Pfizer, Inc.	3.0	1.9
Cisco Systems, Inc.	2.7	3.2
Freddie Mac	2.6	0.9
Schering-Plough Corp.	2.5	1.8
Exxon Mobil Corp.	2.4	2.2
American International Group, Inc.	2.0	1.6
	31.5
Top Five Market Sectors as of December 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Technology	20.7	30.1
Finance	17.2	13.5
Health	17.1	12.5
Industrial Machinery & Equipment	7.5	6.6
Nondurables	6.8	4.4
Asset Allocation (% of fund's net assets)
As of December 31, 2000 *		As of June 30, 2000 **
	Stocks 95.6%		Stocks 96.1%
	Convertible Securities 0.6%		Convertible Securities 1.1%
	Short-Term Investments and Net Other Assets 3.8%		Short-Term Investments and Net Other Assets 2.8%
* Foreign investments	3.8%	** Foreign investments	7.6%

Semiannual Report

Investments December 31, 2000

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value (Note 1) (000s)
AEROSPACE & DEFENSE - 1.9%
Aerospace & Defense - 1.4%
Boeing Co.	1,171,300	$ 77,306
Honeywell International, Inc.	731,100	34,590
Textron, Inc.	1,049,680	48,810
United Technologies Corp.	732,700	57,609
		218,315
Ship Building & Repair - 0.5%
General Dynamics Corp.	936,200	73,024
TOTAL AEROSPACE & DEFENSE		291,339
BASIC INDUSTRIES - 2.4%
Chemicals & Plastics - 1.3%
Avery Dennison Corp.	242,100	13,285
E.I. du Pont de Nemours and Co.	649,200	31,364
Lyondell Chemical Co.	1,056,600	16,179
Pharmacia Corp.	665,500	40,596
Praxair, Inc.	2,197,338	97,507
		198,931
Metals & Mining - 0.4%
Alcoa, Inc.	1,730,000	57,955
Paper & Forest Products - 0.7%
Georgia-Pacific Group	438,300	13,642
International Paper Co.	1,199,400	48,951
Kimberly-Clark Corp.	240,600	17,008
Weyerhaeuser Co.	411,300	20,873
		100,474
TOTAL BASIC INDUSTRIES		357,360
CONSTRUCTION & REAL ESTATE - 0.5%
Building Materials - 0.5%
American Standard Companies, Inc. (a)	1,083,700	53,440
Masco Corp.	519,700	13,350
		66,790
Construction - 0.0%
Massey Energy Corp.	487,400	6,214
TOTAL CONSTRUCTION & REAL ESTATE		73,004
Common Stocks - continued
	Shares	Value (Note 1) (000s)
DURABLES - 1.5%
Autos, Tires, & Accessories - 0.3%
General Motors Corp.	414,100	$ 21,093
Navistar International Corp. (a)	622,100	16,291
PACCAR, Inc.	171,800	8,461
		45,845
Consumer Electronics - 0.3%
General Motors Corp. Class H	1,747,739	40,198
Home Furnishings - 0.4%
Leggett & Platt, Inc.	3,165,900	59,954
Textiles & Apparel - 0.5%
Mohawk Industries, Inc. (a)	1,490,100	40,791
NIKE, Inc. Class B	681,700	38,047
		78,838
TOTAL DURABLES		224,835
ENERGY - 5.7%
Energy Services - 2.2%
Baker Hughes, Inc.	458,700	19,065
BJ Services Co. (a)	141,100	9,718
Diamond Offshore Drilling, Inc.	249,700	9,988
Global Marine, Inc. (a)	302,400	8,581
Halliburton Co.	2,164,600	78,467
Nabors Industries, Inc. (a)	158,100	9,352
Precision Drilling Corp. (a)	232,600	8,727
Schlumberger Ltd. (NY Shares)	1,481,700	118,443
Transocean Sedco Forex, Inc.	1,196,400	55,034
Weatherford International, Inc.	194,500	9,190
		326,565
Oil & Gas - 3.5%
Anadarko Petroleum Corp.	139,896	9,944
Apache Corp.	241,260	16,903
Burlington Resources, Inc.	448,100	22,629
Canadian Natural Resources Ltd. (a)	479,700	13,279
Chevron Corp.	193,800	16,364
Conoco, Inc. Class B	769,600	22,270
Devon Energy Corp.	476,362	29,044
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Exxon Mobil Corp.	4,092,956	$ 355,831
Royal Dutch Petroleum Co. (NY Shares)	809,600	49,031
		535,295
TOTAL ENERGY		861,860
FINANCE - 17.2%
Banks - 1.4%
Bank of America Corp.	553,100	25,373
Bank of New York Co., Inc.	413,560	22,823
Bank One Corp.	1,497,400	54,842
Chase Manhattan Corp.	1,851,450	84,125
PNC Financial Services Group, Inc.	312,500	22,832
		209,995
Credit & Other Finance - 2.6%
American Express Co.	1,725,492	94,794
Citigroup, Inc.	4,870,532	248,702
Household International, Inc.	820,200	45,111
		388,607
Federal Sponsored Credit - 6.2%
Fannie Mae	6,182,200	536,306
Freddie Mac	5,732,300	394,812
		931,118
Insurance - 5.1%
ACE Ltd.	1,920,900	81,518
AMBAC Financial Group, Inc.	299,400	17,459
American International Group, Inc.	3,038,000	299,433
CIGNA Corp.	378,100	50,023
Hartford Financial Services Group, Inc.	846,100	59,756
MBIA, Inc.	262,400	19,450
MetLife, Inc.	4,367,400	152,859
The Chubb Corp.	747,200	64,633
XL Capital Ltd. Class A	346,700	30,293
		775,424
Securities Industry - 1.9%
Charles Schwab Corp.	2,194,100	62,258
Daiwa Securities Group, Inc.	4,949,000	51,623
Goldman Sachs Group, Inc.	92,600	9,902
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCE - continued
Securities Industry - continued
Merrill Lynch & Co., Inc.	716,100	$ 48,829
Morgan Stanley Dean Witter & Co.	736,700	58,383
Nikko Securities Co. Ltd.	6,487,000	50,197
		281,192
TOTAL FINANCE		2,586,336
HEALTH - 17.1%
Drugs & Pharmaceuticals - 13.7%
American Home Products Corp.	498,400	31,673
Amgen, Inc. (a)	947,700	60,594
Andrx Corp. - Andrx Group (a)	509,800	29,505
Barr Laboratories, Inc. (a)	248,100	18,096
Bristol-Myers Squibb Co.	8,316,027	614,866
Celgene Corp. (a)	1,613,200	52,429
Cephalon, Inc. (a)	317,000	20,070
Decode Genetics, Inc.	266,800	2,801
Eli Lilly & Co.	1,937,300	180,290
Geneva Proteomics (a)(e)	710,000	3,905
ImClone Systems, Inc. (a)	406,400	17,882
Immunex Corp. (a)	1,086,900	44,155
IVAX Corp. (a)	770,900	29,525
Medimmune, Inc. (a)	303,600	14,478
Merck & Co., Inc.	1,129,900	105,787
Novartis AG sponsored ADR	389,300	17,421
Pfizer, Inc.	9,922,950	456,456
Schering-Plough Corp.	6,469,700	367,155
		2,067,088
Medical Equipment & Supplies - 2.8%
Abbott Laboratories	1,579,400	76,502
Cardinal Health, Inc.	2,878,382	286,759
Guidant Corp. (a)	1,059,500	57,147
		420,408
Medical Facilities Management - 0.6%
HCA - The Healthcare Co.	375,700	16,535
Health Management Associates, Inc. Class A (a)	803,200	16,666
Oxford Health Plans, Inc. (a)	270,900	10,701
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH - continued
Medical Facilities Management - continued
Tenet Healthcare Corp.	610,300	$ 27,120
Wellpoint Health Networks, Inc. (a)	206,400	23,788
		94,810
TOTAL HEALTH		2,582,306
INDUSTRIAL MACHINERY & EQUIPMENT - 7.5%
Electrical Equipment - 5.8%
Avaya, Inc. (e)	1,419	11
General Electric Co.	16,729,926	801,990
Scientific-Atlanta, Inc.	2,120,810	69,059
		871,060
Industrial Machinery & Equipment - 1.7%
Capstone Turbine Corp.	868,900	24,329
Caterpillar, Inc.	581,600	27,517
Illinois Tool Works, Inc.	719,810	42,874
Ingersoll-Rand Co.	1,069,020	44,765
Parker-Hannifin Corp.	464,100	20,478
Pentair, Inc.	517,700	12,522
Tyco International Ltd.	1,563,500	86,774
		259,259
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		1,130,319
MEDIA & LEISURE - 4.9%
Broadcasting - 2.4%
AT&T Corp. - Liberty Media Group Class A (a)	13,539,976	183,636
Charter Communications, Inc. Class A (a)	795,600	18,050
Clear Channel Communications, Inc. (a)	760,300	36,827
Comcast Corp. Class A (special) (a)	1,172,827	48,966
Cox Communications, Inc. Class A (a)	401,000	18,672
EchoStar Communications Corp. Class A (a)	507,600	11,548
Time Warner, Inc.	829,640	43,340
		361,039
Entertainment - 1.2%
Fox Entertainment Group, Inc. Class A (a)	591,500	10,573
Mandalay Resort Group (a)	837,900	18,381
MGM Mirage, Inc.	606,530	17,097
Park Place Entertainment Corp. (a)	1,428,800	17,056
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MEDIA & LEISURE - continued
Entertainment - continued
Viacom, Inc. Class B (non-vtg.) (a)	2,044,013	$ 95,558
Walt Disney Co.	501,400	14,509
		173,174
Lodging & Gaming - 0.5%
Harrah's Entertainment, Inc. (a)	2,683,100	70,767
Publishing - 0.3%
Gannett Co., Inc.	283,400	17,872
McGraw-Hill Companies, Inc.	466,300	27,337
		45,209
Restaurants - 0.5%
McDonald's Corp.	1,858,200	63,179
Tricon Global Restaurants, Inc. (a)	467,400	15,424
		78,603
TOTAL MEDIA & LEISURE		728,792
NONDURABLES - 6.8%
Beverages - 2.1%
Anheuser-Busch Companies, Inc.	1,139,900	51,865
The Coca-Cola Co.	4,233,300	257,967
		309,832
Foods - 0.1%
PepsiCo, Inc.	332,700	16,489
Household Products - 1.3%
Avon Products, Inc.	1,261,000	60,370
Gillette Co.	1,346,900	48,657
Procter & Gamble Co.	1,127,000	88,399
		197,426
Tobacco - 3.3%
Philip Morris Companies, Inc.	11,425,900	502,740
TOTAL NONDURABLES		1,026,487
PRECIOUS METALS - 0.9%
Barrick Gold Corp.	3,750,910	61,573
Homestake Mining Co.	372,900	1,562
Common Stocks - continued
	Shares	Value (Note 1) (000s)
PRECIOUS METALS - continued
Newmont Mining Corp.	2,061,460	$ 35,174
Placer Dome, Inc.	4,232,840	40,798
TOTAL PRECIOUS METALS		139,107
RETAIL & WHOLESALE - 1.4%
Apparel Stores - 0.2%
Gap, Inc.	71,000	1,811
Intimate Brands, Inc. Class A	795,200	11,928
The Limited, Inc.	671,950	11,465
		25,204
Drug Stores - 0.3%
Walgreen Co.	1,292,800	54,055
General Merchandise Stores - 0.1%
Target Corp.	465,300	15,006
Grocery Stores - 0.3%
Safeway, Inc. (a)	758,600	47,413
Retail & Wholesale, Miscellaneous - 0.5%
Best Buy Co., Inc. (a)	595,400	17,602
Home Depot, Inc.	1,225,700	55,999
		73,601
TOTAL RETAIL & WHOLESALE		215,279
SERVICES - 0.4%
Advertising - 0.3%
TMP Worldwide, Inc. (a)	710,400	39,072
Services - 0.1%
Fluor Corp. (a)	487,400	16,115
TOTAL SERVICES		55,187
TECHNOLOGY - 20.6%
Communications Equipment - 3.9%
3Com Corp.	2,718,800	23,110
CIENA Corp. (a)	415,200	33,735
Cisco Systems, Inc. (a)	10,823,290	413,991
Comverse Technology, Inc. (a)	218,700	23,756
Corning, Inc.	192,940	10,190
Ditech Communications Corp. (a)(c)	2,039,640	32,762
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.	153,300	$ 2,070
Lucent Technologies, Inc. (e)	17,033	172
Nokia AB sponsored ADR	376,300	16,369
ONI Systems Corp.	106,900	4,229
Tycom Ltd.	1,299,600	29,079
		589,463
Computer Services & Software - 8.5%
Aether Systems, Inc. (a)	85,600	3,349
Affymetrix, Inc. (a)	586,774	43,678
Amazon.com, Inc. (a)	1,436,000	22,348
America Online, Inc. (a)	1,276,400	44,419
Ariba, Inc. (a)	1,238,700	66,425
BEA Systems, Inc. (a)	680,000	45,773
BMC Software, Inc. (a)	1,008,100	14,113
Cadence Design Systems, Inc. (a)	2,018,300	55,503
Ceridian Corp. (a)	84,500	1,685
Check Point Software Technologies Ltd. (a)	54,000	7,212
CNET Networks, Inc. (a)	1,641,800	26,269
Computer Associates International, Inc.	1,966,600	38,349
Computer Sciences Corp. (a)	247,900	14,905
Critical Path, Inc. (a)	3,167,800	97,410
Homestore.com, Inc. (a)	232,700	4,683
i2 Technologies, Inc. (a)	437,500	23,789
IMS Health, Inc.	1,465,400	39,566
InfoSpace, Inc. (a)	3,429,400	30,329
J.D. Edwards & Co. (a)	250,600	4,464
Microsoft Corp. (a)	4,896,900	212,403
Netegrity, Inc. (a)	415,050	22,568
Openwave Systems, Inc. (a)	192,144	9,211
Oracle Corp. (a)	6,977,800	202,792
PeopleSoft, Inc. (a)	933,500	34,715
Polycom, Inc. (a)	653,400	21,031
Rational Software Corp. (a)	505,000	19,663
Redback Networks, Inc. (a)	443,400	18,179
Retek, Inc. (a)	67,900	1,655
Siebel Systems, Inc. (a)	279,800	18,921
Sonus Networks, Inc.	1,062,100	26,818
Synopsys, Inc. (a)	142,400	6,755
Titan Corp. (a)	110,700	1,799
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Computer Services & Software - continued
VeriSign, Inc. (a)	319,900	$ 23,733
VERITAS Software Corp. (a)	421,833	36,910
webMethods, Inc.	249,900	22,225
Yahoo!, Inc. (a)	726,900	21,852
		1,285,499
Computers & Office Equipment - 3.8%
Apple Computer, Inc. (a)	1,077,100	16,022
Dell Computer Corp. (a)	5,958,400	103,900
EMC Corp. (a)	2,092,932	139,180
Gateway, Inc. (a)	1,752,000	31,518
International Business Machines Corp.	579,600	49,266
Juniper Networks, Inc. (a)	6,800	857
MRV Communications, Inc. (a)	2,356,200	31,514
Sun Microsystems, Inc. (a)	6,283,500	175,153
Symbol Technologies, Inc.	663,600	23,890
		571,300
Electronic Instruments - 0.6%
Agilent Technologies, Inc. (a)	481,690	26,373
Applied Materials, Inc. (a)	316,200	12,075
KLA-Tencor Corp. (a)	216,100	7,280
Teradyne, Inc. (a)	483,220	18,000
Thermo Electron Corp. (a)	647,100	19,251
		82,979
Electronics - 3.8%
Advanced Micro Devices, Inc. (a)	1,612,700	22,275
Analog Devices, Inc. (a)	804,800	41,196
Applied Micro Circuits Corp. (a)	77,100	5,786
Fairchild Semiconductor International, Inc. Class A (a)(c)	4,991,000	72,058
GlobeSpan, Inc. (a)	532,200	14,636
Integrated Device Technology, Inc. (a)	985,600	32,648
Intel Corp.	2,074,300	62,359
Intersil Holding Corp. Class A	579,300	13,288
Luminent, Inc.	2,263,900	13,619
Micron Technology, Inc. (a)	1,264,400	44,886
NVIDIA Corp. (a)	1,708,660	55,985
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Electronics - continued
Power-One, Inc. (a)	1,586,600	$ 62,373
Texas Instruments, Inc.	2,830,100	134,076
		575,185
TOTAL TECHNOLOGY		3,104,426
TRANSPORTATION - 1.0%
Railroads - 1.0%
Burlington Northern Santa Fe Corp.	2,128,000	60,249
Union Pacific Corp.	1,704,100	86,483
		146,732
UTILITIES - 5.7%
Cellular - 1.0%
AT&T Corp. - Wireless Group	4,802,800	83,148
Crown Castle International Corp. (a)	617,200	16,703
Nextel Communications, Inc. Class A (a)	1,315,000	32,546
Sprint Corp. - PCS Group Series 1 (a)	655,000	13,387
		145,784
Electric Utility - 0.9%
AES Corp. (a)	2,246,400	124,394
NRG Energy, Inc.	398,000	11,069
		135,463
Gas - 0.9%
Dynegy, Inc. Class A	1,438,304	80,635
Enron Corp.	225,300	18,728
Kinder Morgan, Inc.	802,200	41,865
		141,228
Telephone Services - 2.9%
AT&T Corp.	4,955,400	85,790
BellSouth Corp.	3,311,200	135,552
Global Crossing Ltd. (a)	736,400	10,540
Metromedia Fiber Network, Inc. Class A (a)	1,391,700	14,091
Qwest Communications International, Inc. (a)	3,601,290	147,653
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Telephone Services - continued
Sprint Corp. - FON Group	2,127,300	$ 43,211
TeraBeam Networks (e)	50,800	191
		437,028
TOTAL UTILITIES		859,503
TOTAL COMMON STOCKS (Cost $12,542,555)		14,382,872
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.2%
MEDIA & LEISURE - 0.2%
Broadcasting - 0.2%
MediaOne Group, Inc. (Vodafone Group PLC) $3.63 PIES	233,000	18,873
Tellium, Inc. Series E (e)	526,000	15,780
		34,653
Nonconvertible Preferred Stocks - 0.1%
TECHNOLOGY - 0.1%
Computer Services & Software - 0.1%
Procket Networks, Inc. Series C, (e)	1,170,888	11,564
TOTAL PREFERRED STOCKS (Cost $44,978)		46,217
Convertible Bonds - 0.4%
Moody's Ratings (unaudited) (f)		Principal Amount (000s)
MEDIA & LEISURE - 0.3%
Broadcasting - 0.3%
Liberty Media Corp.:
3.75% 2/15/30 (d)	Baa3	$ 41,700	23,717
4% 11/15/29 (d)	Baa3	10,870	7,337
4% 11/15/29	Baa3	16,180	10,922
			41,976
Convertible Bonds - continued
Moody's Ratings (unaudited) (f)		Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - 0.1%
Cellular - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10 (d)	B1	$ 30,180	$ 21,843
TOTAL CONVERTIBLE BONDS (Cost $101,078)			63,819
Cash Equivalents - 2.7%
	Shares
Fidelity Cash Central Fund, 6.53% (b)	367,170,192	367,170
Fidelity Securities Lending Cash Central Fund, 6.61% (b)	37,453,770	37,454
TOTAL CASH EQUIVALENTS (Cost $404,624)		404,624
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $13,093,235)		14,897,532
NET OTHER ASSETS - 1.1%		172,346
NET ASSETS - 100%		$ 15,069,878
Security Type Abbreviations
PIES	-	Premium Income Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $52,897,000 or 0.4% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Avaya, Inc.	10/2/00	$ 10
Geneva Proteomics	7/7/00	$ 3,905
Lucent Technologies, Inc.	7/10/00	$ 127
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	$ 11,564
Tellium, Inc. Series E	9/20/00	$ 15,780
TeraBeam Networks	4/7/00	$ 191
(f) S&P® credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
Income Tax Information

At December 31, 2000, the aggregate cost of investment securities for income tax purposes was $13,294,737,000. Net unrealized appreciation aggregated $1,602,795,000, of which $3,355,218,000 related to appreciated investment securities and $1,752,423,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2000 (Unaudited)
Assets
Investment in securities, at value (cost $13,093,235) - See accompanying schedule		$ 14,897,532
Cash		11
Receivable for investments sold		266,712
Receivable for fund shares sold		15,858
Dividends receivable		12,994
Interest receivable		3,773
Other receivables		490
Total assets		15,197,370
Liabilities
Payable for investments purchased	$ 18,345
Payable for fund shares redeemed	45,211
Distributions payable	20,052
Accrued management fee	4,675
Other payables and accrued expenses	1,755
Collateral on securities loaned, at value	37,454
Total liabilities		127,492
Net Assets		$ 15,069,878
Net Assets consist of:
Paid in capital		$ 13,814,580
Distributions in excess of net investment income		(13,507)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(535,487)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,804,292
Net Assets, for 459,847 shares outstanding		$ 15,069,878
Net Asset Value, offering price and redemption price per share ($15,069,878 ÷ 459,847 shares)		$32.77

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended December 31, 2000 (Unaudited)
Investment Income Dividends		$ 74,760
Interest		16,620
Security lending		367
Total income		91,747
Expenses
Management fee	$ 30,516
Transfer agent fees	14,708
Accounting and security lending fees	582
Non-interested trustees' compensation	22
Custodian fees and expenses	194
Registration fees	293
Audit	46
Legal	30
Interest	21
Miscellaneous	43
Total expenses before reductions	46,455
Expense reductions	(3,191)	43,264
Net investment income		48,483
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(5,589) on sales of investments in affiliated issuers)	448,208
Foreign currency transactions	(160)	448,048
Change in net unrealized appreciation (depreciation) on:
Investment securities	(2,099,736)
Assets and liabilities in foreign currencies	(18)	(2,099,754)
Net gain (loss)		(1,651,706)
Net increase (decrease) in net assets resulting from operations		$ (1,603,223)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2000 (Unaudited)	Year ended June 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 48,483	$ 86,328
Net realized gain (loss)	448,048	1,324,349
Change in net unrealized appreciation (depreciation)	(2,099,754)	132,307
Net increase (decrease) in net assets resulting from operations	(1,603,223)	1,542,984
Distributions to shareholders From net investment income	(56,433)	(80,678)
In excess of net investment income	(13,511)	-
From net realized gain	(1,661,161)	(778,623)
In excess of net realized gain	(535,485)	-
Total distributions	(2,266,590)	(859,301)
Share transactions Net proceeds from sales of shares	1,539,539	6,879,759
Reinvestment of distributions	2,142,880	805,722
Cost of shares redeemed	(2,121,964)	(4,832,004)
Net increase (decrease) in net assets resulting from share transactions	1,560,455	2,853,477
Total increase (decrease) in net assets	(2,309,358)	3,537,160
Net Assets
Beginning of period	17,379,236	13,842,076
End of period (including under (over) distribution of net investment income of $(13,507) and $7,954, respectively)	$ 15,069,878	$ 17,379,236
Other Information Shares
Sold	39,824	171,650
Issued in reinvestment of distributions	60,073	22,248
Redeemed	(55,697)	(120,989)
Net increase (decrease)	44,200	72,909

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2000	Years ended June 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 41.81	$ 40.39	$ 35.22	$ 28.83	$ 24.65	$ 21.04
Income from Invest- ment Operations
Net investment income	.11 D	.23 D	.31 D	.32 D	.34 D	.39
Net realized and unrealized gain (loss)	(3.79)	3.61	6.96	8.74	5.99	5.04
Total from investment operations	(3.68)	3.84	7.27	9.06	6.33	5.43
Less Distributions
From net investment income	(.13)	(.21)	(.29)	(.31)	(.33)	(.41)
In excess of net investment income	(.03)	-	-	-	-	-
From net realized gain	(3.93)	(2.21)	(1.81)	(2.36)	(1.82)	(1.41)
In excess of net realized gain	(1.27)	-	-	-	-	-
Total distributions	(5.36)	(2.42)	(2.10)	(2.67)	(2.15)	(1.82)
Net asset value, end of period	$ 32.77	$ 41.81	$ 40.39	$ 35.22	$ 28.83	$ 24.65
Total Return B, C	(9.42)%	10.47%	21.95%	33.54%	27.97%	27.00%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 15,070	$ 17,379	$ 13,842	$ 8,726	$ 5,509	$ 3,947
Ratio of expenses to average net assets	.55% A	.56%	.57%	.58%	.62%	.63%
Ratio of expenses to average net assets after expense reductions	.52% A, E	.53% E	.55% E	.56% E	.59% E	.60% E
Ratio of net invest- ment income to average net assets	.58% A	.57%	.87%	1.01%	1.34%	1.71%
Portfolio turnover rate	171% A	113%	71%	65%	107%	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2000 (Unaudited)

1. Significant Accounting Policies.

Fidelity Fund (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market discount, non-taxable dividends, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $31,623,000 or 0.2% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $13,798,408,000 and $14,542,641,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .09%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .36% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co.(FMRC) will serve as sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $821,000 for the period.

5. Interfund Lending Program.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $16,699,000. The weighted average interest rate was 6.61%. At period end there were no interfund loans outstanding.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending - continued

delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $45,480,000. The fund received cash collateral of $37,454,000 which was invested in cash equivalents and U.S. Treasury obligations valued at 12,667,000.

7. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $2,810,000 under this arrangement.

In addition, through an arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $4,000, and $377,000, respectively, under these arrangements.

8. Transactions with
Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Ditech Communications Corp.	$ 18,462	$ -	$ -	$ 32,762
Fairchild Semiconductor International, Inc.	16,552	13,477	-	72,058
TOTALS	$ 35,014	$ 13,477	$ -	$ 104,820

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane, Jr., Vice President

Nick Thakore, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Marie L. Knowles

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FID-SANN-0201 124862
1.540016.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity Fifty®

Semiannual Report

December 31, 2000

(2_fidelity_logos) (Registered Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors seeking the 10%-20% annual returns they'd grown accustomed to seeing during the past several years found them again in 2000, but not where they expected. Unlike previous years, the taxable bond market was home to the double-digit performers, while the majority of equity indexes dwelled in negative territory for the year. Treasuries and government bonds finished 2000 at the high end of the return spectrum.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Fidelity Fifty® has a 3% sales charge, which was waived beginning January 31, 2000 through December 31, 2001.

Cumulative Total Returns

Periods ended December 31, 2000	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Fifty	0.48%	-4.50%	129.54%	234.03%
S&P 500 ®	-8.72%	-9.10%	131.98%	231.27%
Capital Appreciation Funds Average	-11.85%	-8.10%	112.07%	n/a *

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 17, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 326 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.(dagger)

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Fifty	-4.50%	18.08%	17.98%
S&P 500	-9.10%	18.33%	17.85%
Capital Appreciation Funds Average	-8.10%	14.51%	n/a *

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Fifty on September 17, 1993, when the fund started. As the chart shows, by December 31, 2000, the value of the investment would have grown to $33,403 - a 234.03% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $33,127 - a 231.27% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper multi-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of December 31, 2000, the six month, one year and five year cumulative total returns for the multi-cap core funds were -6.45%, -2.96% and 112.10%, respectively; and the one year and five year average annual total returns were -2.96% and 15.92%, respectively. The six month, one year and five year cumulative total returns for the multi-cap supergroup average were -4.76%, -1.15% and 115.16%, respectively; and the one year and five year average annual total returns were -1.15% and 16.11%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Although the Federal Reserve Board did not make any upward or downward revisions to interest rates in the final six months of 2000, the effects of its earlier rate hikes reverberated throughout the stock market during the latter half of the year. As a result, the technology sector lost its grip on market leadership, dragging down those indexes that were heavily weighted in the sector. The NASDAQ Composite Index, for instance, with a tech weighting of approximately 70%, declined 37.65% during the six-month period ending December 31, 2000. The Standard & Poor's 500SM Index, which had a one-third tech weighting for much of the period, also fell, but not as dramatically given its broader diversification. For the six months, the S&P 500® was off 8.72%, and its tech weighting declined to 21.9% by the end of December. Given the concerns about technology and riskier growth stocks in general, investors rotated into long-suffering value stocks in the second half of 2000. Financial stocks were the prime beneficiaries, and the steady, recently predictable growth rates of the health care sector also drew investor interest. One of the few major equity benchmarks to register a positive return in the final half of 2000 was the Dow Jones Industrial Average. The blue-chips proxy gained 4.05%, highlighting investors' desire for the relative stability of historically consistent earnings growers.

(Portfolio Manager photograph)
An interview with John Muresianu, Portfolio Manager of Fidelity Fifty

Q. How did the fund perform, John?

A. For the six-month period that ended December 31, 2000, the fund returned 0.48%. In comparison, the Standard & Poor's 500 Index returned -8.72% and the capital appreciation funds average tracked by Lipper Inc. returned -11.85% during the same time frame. For the 12 months that ended December 31, 2000, the fund returned -4.50%, while the S&P 500 index and the Lipper peer group returned -9.10% and -8.10%, respectively.

Q. What factors helped the fund outperform the S&P 500 index and its Lipper peers during the six-month period?

A. The fund's significant underweighting of technology stocks was the largest positive factor relative to both the index and its peers. My decision to maintain virtually no exposure to this underperforming sector from the beginning of the period turned out to be a good one, as technology stocks suffered from a correction that began in March of 2000 and lasted throughout the remainder of the year. Significantly overweighting strong-performing energy stocks, which benefited from constrained supply and rising demand for oil and gas, also helped boost performance. Further, good stock selection among our overweighted positions in both the basic industries and utilities sectors also fueled the fund's return as many investors sought the safety of stable growth stocks. At the same time, our absolute performance was hurt by my decision to maintain very little exposure to financials and health stocks, which performed very well in response to the massive flight from technology and the steady earnings growth these sectors historically provide.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Can you elaborate on your decision to remain almost entirely out of the technology sector?

A. Sure. A few years ago, I was one of the early investors in Internet-related stocks. I viewed the Internet as a catalyst that would change the way companies operate their businesses. I think most would agree that this new dynamic has occurred. However, in the beginning of 2000, I was particularly concerned about the lofty valuations in the sector relative to their fundamental outlooks and the mounting euphoria surrounding these stocks, so I reduced the fund's technology exposure to nearly zero. During the past six months, I steered the fund toward several other areas of the market that had been out of favor for some time - such as precious metals and electric utilities - which were poised to benefit from a major shift in sentiment away from technology. As the period progressed, technology stocks continued to suffer from new negative developments, such as a weakening economy, oversupply in several markets and uncertainty surrounding the U.S. presidential election.

Q. What remained attractive to you about the energy sector, which made up more than half of the fund's net assets on December 31, 2000?

A. I felt strongly about the combination of fundamentals and valuations in both oil and gas stocks. Although these stocks experienced some volatility - not an uncommon occurrence for short-term cycles - prices for oil and gas remained relatively steady. Given this commodity price strength, my long-term outlook remained positive.

Q. What stocks worked well during the period? Which disappointed?

A. Most of our top performers came from the energy sector. Two of the fund's largest holdings - ExxonMobil and Burlington Resources - as well as U.S. oil and gas producer Apache and land- drilling services provider Grey Wolf performed well on rising demand and tight supply for both commodities. Investors also rewarded electrical energy producer American Electric Power for its decision to restructure the company with a narrower focus on power generation and its wholesale business. A shift in sentiment to industrial stocks helped increase the value of our holdings in Ball and Phelps Dodge. On the down side, our positions in energy-services company Halliburton suffered from concerns about the restructuring of its lagging engineering and construction unit. An unfavorable key patent ruling on its antidepressant drug Prozac hurt shares of Eli Lilly.

Q. What's your outlook, John?

A. I expect that the volatility we've seen during the past year will continue as various sectors vie for market leadership. In this environment, I'll stick to my investment discipline of looking for the areas of the market that are relatively attractive based on a combination of valuations and fundamentals.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation by investing mainly in equity securities, normally 50 to 60 stocks

Fund number: 500

Trading symbol: FFTYX

Start date: September 17, 1993

Size: as of December 31, 2000, more than $452 million

Manager: John Muresianu, since 1999; manager, Fidelity Advisor Fifty Fund, since 2000; Fidelity Advisor Utilities Growth Fund, 1996-1997; several Fidelity Select Portfolios, 1992-1997; joined Fidelity in 1986

3

John Muresianu on his investment philosophy:

"In looking for investment ideas, there are three situations I particularly like. One is a paradigm shift, or a structural change, in the economy or a particular industry that could sharply move the stock prices of a specific set of companies. An example of a recent paradigm shift is the Internet. While some investors saw this new technology as a fad, I saw it as transforming the technological landscape, affecting consumer habits and business practices. My goal with identifying paradigm shifts is to try to recognize these changes before the rest of the market.

"Another situation I look for is extreme reversals, or stocks of companies that could benefit from major shifts in sentiment. For example, if I feel a sector has been extremely oversold for a particular reason, I may take advantage of the potential upside that could occur if that downturn reversed itself.

"Finally, I look at what I call ´historical odds investing,' which takes into account recurring patterns in history. Studying historical patterns and looking for parallels in current circumstances help me determine which stocks have the best odds of performing well."

Semiannual Report

Investment Changes

Top Ten Stocks as of December 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Burlington Resources, Inc.	14.6	7.8
Exxon Mobil Corp.	10.5	6.9
Newmont Mining Corp.	9.9	6.8
Schlumberger Ltd. (NY Shares)	9.5	5.7
Barrick Gold Corp.	5.5	7.6
Devon Energy Corp.	4.7	0.0
Halliburton Co.	3.9	0.3
Nabors Industries, Inc.	3.4	0.0
American Electric Power Co., Inc.	3.3	0.0
Apache Corp.	3.2	1.6
	68.5
Top Five Market Sectors as of December 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	58.7	23.4
Precious Metals	18.3	15.5
Utilities	8.8	5.2
Basic Industries	5.6	7.6
Industrial Machinery & Equipment	1.5	10.2
Asset Allocation (% of fund's net assets)
As of December 31, 2000 *		As of June 30, 2000 **
	Stocks 98.8%		Stocks 97.4%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	19.8%	** Foreign investments	18.4%

Semiannual Report

Investments December 31, 2000

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 1.3%
Ship Building & Repair - 1.3%
General Dynamics Corp.	75,000	$ 5,850,000
BASIC INDUSTRIES - 5.6%
Iron & Steel - 0.4%
Bethlehem Steel Corp. (a)	1,137,000	1,989,750
Metals & Mining - 2.6%
Phelps Dodge Corp.	211,800	11,821,088
Packaging & Containers - 1.8%
Ball Corp.	180,000	8,291,250
Paper & Forest Products - 0.8%
Georgia-Pacific Group	110,000	3,423,750
TOTAL BASIC INDUSTRIES		25,525,838
CONSTRUCTION & REAL ESTATE - 1.0%
Building Materials - 1.0%
American Standard Companies, Inc. (a)	80,000	3,945,000
Sherwin-Williams Co.	20,000	526,250
		4,471,250
DURABLES - 0.4%
Consumer Electronics - 0.3%
General Motors Corp. Class H	46,656	1,073,088
Textiles & Apparel - 0.1%
Mohawk Industries, Inc. (a)	20,000	547,500
TOTAL DURABLES		1,620,588
ENERGY - 58.7%
Energy Services - 20.3%
BJ Services Co. (a)	100	6,888
ENSCO International, Inc.	700	23,844
Global Marine, Inc. (a)	50,000	1,418,750
Grey Wolf, Inc. (a)	2,363,000	13,882,625
Halliburton Co.	488,300	17,700,875
Nabors Industries, Inc. (a)	260,000	15,379,000
Noble Drilling Corp. (a)	10,000	434,375
Precision Drilling Corp. (a)	10,000	375,200
Schlumberger Ltd. (NY Shares)	536,800	42,910,450
		92,132,007
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - 38.4%
Anadarko Petroleum Corp.	50,000	$ 3,554,000
Apache Corp.	208,600	14,615,038
Burlington Resources, Inc.	1,313,000	66,306,500
Chevron Corp.	97,100	8,198,881
Conoco, Inc. Class B	100,000	2,893,750
Devon Energy Corp.	350,000	21,339,500
Exxon Mobil Corp.	547,900	47,633,056
Newfield Exploration Co. (a)	30,000	1,423,125
Royal Dutch Petroleum Co. (NY Shares)	108,300	6,558,919
Stone Energy Corp. (a)	20,000	1,291,000
		173,813,769
TOTAL ENERGY		265,945,776
FINANCE - 0.2%
Credit & Other Finance - 0.2%
JAFCO Co. Ltd.	8,000	734,458
HEALTH - 0.7%
Drugs & Pharmaceuticals - 0.6%
Mylan Laboratories, Inc.	100,000	2,518,750
Medical Facilities Management - 0.1%
HCA - The Healthcare Co.	10,000	440,100
Tenet Healthcare Corp.	2,000	88,875
		528,975
TOTAL HEALTH		3,047,725
INDUSTRIAL MACHINERY & EQUIPMENT - 1.5%
Pollution Control - 1.5%
Republic Services, Inc. (a)	399,100	6,859,531
MEDIA & LEISURE - 0.6%
Publishing - 0.0%
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	6,400	63,600
Common Stocks - continued
	Shares	Value (Note 1)
MEDIA & LEISURE - continued
Restaurants - 0.6%
Jack in the Box, Inc. (a)	50,000	$ 1,471,875
Tricon Global Restaurants, Inc. (a)	30,000	990,000
		2,461,875
TOTAL MEDIA & LEISURE		2,525,475
NONDURABLES - 0.9%
Tobacco - 0.9%
Philip Morris Companies, Inc.	90,000	3,960,000
PRECIOUS METALS - 18.3%
Barrick Gold Corp.	1,536,500	25,222,295
Newmont Mining Corp.	2,622,900	44,753,231
Placer Dome, Inc.	1,365,400	13,160,372
TOTAL PRECIOUS METALS		83,135,898
RETAIL & WHOLESALE - 0.1%
Apparel Stores - 0.0%
The Limited, Inc.	10,000	170,625
Grocery Stores - 0.1%
Albertson's, Inc.	20,000	530,000
TOTAL RETAIL & WHOLESALE		700,625
SERVICES - 0.6%
Printing - 0.6%
Deluxe Corp.	50,000	1,263,500
R.R. Donnelley & Sons Co.	50,000	1,350,000
		2,613,500
TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Nokia AB sponsored ADR	9,000	391,500
Electronic Instruments - 0.0%
Thermo Electron Corp. (a)	1,000	29,750
TOTAL TECHNOLOGY		421,250
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - 8.8%
Cellular - 0.4%
AT&T Corp. - Wireless Group	100,000	$ 1,731,250
Sonera Corp. sponsored ADR	10,000	173,750
		1,905,000
Electric Utility - 6.6%
American Electric Power Co., Inc.	320,000	14,880,000
Entergy Corp.	118,700	5,022,494
Exelon Corp.	20,000	1,404,200
Public Service Enterprise Group, Inc.	10,000	486,250
Southern Co.	240,000	7,980,000
		29,772,944
Gas - 0.0%
Enron Corp.	2,000	166,250
Telephone Services - 1.8%
AT&T Corp.	114,500	1,982,281
BellSouth Corp.	101,300	4,146,969
SBC Communications, Inc.	16,323	779,423
Sprint Corp. - FON Group	30,000	609,375
Verizon Communications	10,000	501,250
		8,019,298
TOTAL UTILITIES		39,863,492
TOTAL COMMON STOCKS (Cost $412,963,457)		447,275,406
Cash Equivalents - 2.5%

Fidelity Cash Central Fund, 6.53% (b)	5,573,163	5,573,163
Fidelity Securities Lending Cash Central Fund, 6.61% (b)	5,901,400	5,901,400
TOTAL CASH EQUIVALENTS (Cost $11,474,563)		11,474,563
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $424,438,020)		458,749,969
NET OTHER ASSETS - (1.3)%		(5,757,232)
NET ASSETS - 100%		$ 452,992,737
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.2%
Netherlands Antilles	9.5
Canada	8.5
Netherlands	1.5
Others (individually less than 1%)	0.3
100.0%
Income Tax Information

At December 31, 2000, the aggregate
cost of investment securities for income
tax purposes was $429,237,067. Net unrealized appreciation aggregated $29,512,902, of which $55,664,634 related to appreciated investment securities and $26,151,732 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2000 (Unaudited)
Assets
Investment in securities, at value (cost $424,438,020) - See accompanying schedule		$ 458,749,969
Cash		22,900
Foreign currency held at value (cost $408)		408
Receivable for investments sold		300,617
Receivable for fund shares sold		1,461,618
Dividends receivable		289,481
Interest receivable		32,946
Redemption fees receivable		4,732
Other receivables		27,059
Total assets		460,889,730
Liabilities
Payable for investments purchased	$ 3,440
Payable for fund shares redeemed	1,613,035
Accrued management fee	268,770
Other payables and accrued expenses	110,348
Collateral on securities loaned, at value	5,901,400
Total liabilities		7,896,993
Net Assets		$ 452,992,737
Net Assets consist of:
Paid in capital		$ 453,929,563
Distributions in excess of net investment income		(345,701)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(34,903,074)
Net unrealized appreciation (depreciation) on investments		34,311,949
Net Assets, for 24,491,115 shares outstanding		$ 452,992,737
Net Asset Value, offering price and redemption price per share ($452,992,737 ÷ 24,491,115 shares)		$18.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2000 (Unaudited)
Investment Income Dividends		$ 3,063,176
Interest		489,239
Security lending		29,896
Total income		3,582,311
Expenses
Management fee Basic fee	$ 1,297,443
Performance adjustment	(156,555)
Transfer agent fees	608,652
Accounting and security lending fees	83,308
Non-interested trustees' compensation	836
Custodian fees and expenses	13,397
Registration fees	26,196
Audit	11,157
Legal	3,913
Miscellaneous	1,221
Total expenses before reductions	1,889,568
Expense reductions	(141,683)	1,747,885
Net investment income		1,834,426
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(21,063,596)
Foreign currency transactions	110,646	(20,952,950)
Change in net unrealized appreciation (depreciation) on:
Investment securities	17,409,914
Assets and liabilities in foreign currencies	(3,413)	17,406,501
Net gain (loss)		(3,546,449)
Net increase (decrease) in net assets resulting from operations		$ (1,712,023)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2000 (Unaudited)	Year ended June 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 1,834,426	$ 3,909,158
Net realized gain (loss)	(20,952,950)	60,876,937
Change in net unrealized appreciation (depreciation)	17,406,501	(14,783,117)
Net increase (decrease) in net assets resulting from operations	(1,712,023)	50,002,978
Distributions to shareholders From net investment income	(5,912,358)	(720,994)
From net realized gain	(53,696,524)	(34,339,987)
In excess of net realized gain	(13,950,124)	-
Total distributions	(73,559,006)	(35,060,981)
Share transactions Net proceeds from sales of shares	47,595,119	469,461,940
Reinvestment of distributions	72,136,429	34,464,635
Cost of shares redeemed	(127,595,896)	(504,865,793)
Net increase (decrease) in net assets resulting from share transactions	(7,864,348)	(939,218)
Redemption fees	43,050	5,316
Total increase (decrease) in net assets	(83,092,327)	14,008,095
Net Assets
Beginning of period	536,085,064	522,076,969
End of period (including under (over) distribution of net investment income of $(345,701) and $3,891,798, respectively)	$ 452,992,737	$ 536,085,064
Other Information Shares
Sold	2,636,184	21,993,616
Issued in reinvestment of distributions	4,044,396	1,832,249
Redeemed	(6,915,684)	(23,503,288)
Net increase (decrease)	(235,104)	322,577

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2000	Years ended June 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 21.68	$ 21.39	$ 17.25	$ 16.31	$ 14.00	$ 13.10
Income from Invest- ment Operations
Net investment income	.07 D	.15 D	.07 D	.04 D	.07 D	.15
Net realized and unrealized gain (loss)	(.10)	1.60	4.76	2.95	3.16	2.12
Total from invest- ment operations	(.03)	1.75	4.83	2.99	3.23	2.27
Less Distributions
From net investment income	(.25)	(.03)	(.02)	(.05)	(.09)	(.13)
From net realized gain	(2.30)	(1.43)	(.67)	(2.00)	(.83)	(1.24)
In excess of net realized gain	(.60)	-	-	-	-	-
Total distributions	(3.15)	(1.46)	(.69)	(2.05)	(.92)	(1.37)
Net asset value, end of period	$ 18.50	$ 21.68	$ 21.39	$ 17.25	$ 16.31	$ 14.00
Total Return B, C	.48%	9.22%	29.38%	20.06%	24.75%	18.46%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 452,993	$ 536,085	$ 522,077	$ 192,621	$ 156,136	$ 180,983
Ratio of expenses to average net assets	.83% A	.88%	.83%	.80%	.88%	1.03%
Ratio of expenses to average net assets after expense reductions	.77% A, E	.80% E	.79% E	.77% E	.84% E	.99% E
Ratio of net invest- ment income to average net assets	.81% A	.70%	.37%	.27%	.53%	1.20%
Portfolio turnover rate	260% A	295%	316%	121%	131%	152%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2000 (Unaudited)

1. Significant Accounting Policies.

Fidelity Fifty (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares purchased on or after April 28, 2000 and held in the fund less than 30 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $578,419,105 and $649,468,431, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .50% of average net assets after the performance adjustment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co.,(FMRC) will serve as sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Sales Load. Effective January 31, 2000 through December 31, 2001, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, will voluntarily waive the sales charge (3% of the offering price) on the sales of shares.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .27% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $52,221 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $4,531,554. The fund received cash collateral of $5,901,400 which was invested in cash equivalents.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $127,722 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $183 and $13,778, respectively, under these arrangements.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management &
Research Company (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

John M. Muresianu, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Richard M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Marie L. Knowles

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

* Independent trustees

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund ®

Contrafund® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund ®

OTC Portfolio

Small Cap Selector

Small Cap Stock Fund

Stock Selector

Tax Managed Stock Fund

TechnoQuant ® Growth Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FIF-SANN-0201 124823
1.540012.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Growth & Income II

Portfolio

Semiannual Report

December 31, 2000

(2_fidelity_logos) (Registered Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors seeking the 10%-20% annual returns they'd grown accustomed to seeing during the past several years found them again in 2000, but not where they expected. Unlike previous years, the taxable bond market was home to the double-digit performers, while the majority of equity indexes dwelled in negative territory for the year. Treasuries and government bonds finished 2000 at the high end of the return spectrum.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended December 31, 2000	Past 6 months	Past 1 year	Life of fund
Fidelity® Growth & Income II	-1.53%	-3.89%	4.92%
S&P 500 ®	-8.72%	-9.10%	10.37%
Growth & Income Funds Average	1.18%	0.74%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,047 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.(dagger)

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Life of fund
Fidelity Growth & Income II	-3.89%	2.42%
S&P 500	-9.10%	5.03%
Growth & Income Funds Average	0.74%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Growth & Income II Portfolio on December 28, 1998, when the fund started. As the chart shows, by December 31, 2000, the value of the investment would have grown to $10,492 - a 4.92% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $11,037 - a 10.37% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper large-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of December 31, 2000, the six month and one year cumulative total returns for the large-cap value funds were 3.15%, and 1.32% respectively; and the one year average annual total return was 1.32%. The six month and one year cumulative total returns for the large-cap supergroup average were -9.76% and -8.96% respectively; and the one year average annual total return was -8.96%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Although the Federal Reserve Board did not make any upward or downward revisions to interest rates in the final six months of 2000, the effects of its earlier rate hikes reverberated throughout the stock market during the latter half of the year. As a result, the technology sector lost its grip on market leadership, dragging down those indexes that were heavily weighted in the sector. The NASDAQ Composite Index, for instance, with a tech weighting of approximately 70%, declined 37.65% during the six-month period ending December 31, 2000. The Standard & Poor's 500SM Index, which had a one-third tech weighting for much of the period, also fell, but not as dramatically given its broader diversification. For the six months, the S&P 500® was off 8.72%, and its tech weighting declined to 21.9% by the end of December. Given the concerns about technology and riskier growth stocks in general, investors rotated into long-suffering value stocks in the second half of 2000. Financial stocks were the prime beneficiaries, and the steady, recently predictable growth rates of the health care sector also drew investor interest. One of the few major equity benchmarks to register a positive return in the final half of 2000 was the Dow Jones Industrial Average. The blue-chips proxy gained 4.05%, highlighting investors' desire for the relative stability of historically consistent earnings growers.

(Portfolio Manager photograph)
An interview with Louis Salemy, Portfolio Manager of Fidelity Growth & Income II Portfolio

Q. How did the fund perform, Louis?

A. In an extremely difficult period for stocks, the fund beat the Standard & Poor's 500 Index by over 700 basis points. For the six months that ended December 31, 2000, the fund had a total return of -1.53%, compared with -8.72% for the S&P 500. On the other hand, the fund trailed the 1.18% return of the growth and income funds average monitored by Lipper Inc. For the 12 months that ended December 31, 2000, the fund returned -3.89% versus -9.10% and 0.74% for the S&P 500 and the Lipper average, respectively.

Q. Why did the fund beat the index but underperform the Lipper average during the past six months?

A. Two factors were instrumental in enabling the fund to outperform the index. A sizable overweighting in the finance sector - primarily consisting of two positions that I'll mention shortly - contributed substantially to relative performance. The finance sector was a good place to be, as investors fled growth stocks and looked for shares offering more reliable earnings growth in a slowing economy. Another positive influence on the fund was a substantial underweighting in the technology sector, which plummeted during the final four months of the period due to sharply lower earnings forecasts. The fund had been underweighted in technology as the period began, but when the economy looked like it was about to fall off a cliff in the late summer, I aggressively reduced the allocation even further. Compared with the Lipper average, on the other hand, the fund suffered from a more modest emphasis on value stocks, which were the place to be for much of the period.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Where did you invest the money you withdrew from the technology sector?

A. Some of it went into new positions in newspaper stocks. I used the rest to beef up a variety of existing positions.

Q. What stocks did well for the fund?

A. Government-sponsored mortgage companies Fannie Mae and Freddie Mac - which together accounted for most of the fund's overweighting in the finance sector - were two of its best performers. Finance stocks typically do well when interest rates are stable or gently falling - the kind of environment that was widely anticipated after the Fed's last interest-rate hike in May. In addition, investors became more enthusiastic about Fannie and Freddie when Congress lost interest in an initiative that would have stripped them of the competitive advantages resulting from their status as government-sponsored enterprises. Cigarette maker Philip Morris also made the list of best-performing stocks. Although its stock had been depressed by smoking-related litigation, the company continued to hit its earnings estimates, and investors apparently decided that the remaining lawsuits would not cause significant damage.

Q. What stocks failed to meet your expectations?

A. Microsoft was one of the biggest detractors from absolute performance, even though I underweighted it throughout the period. The government's antitrust lawsuit had already depressed the stock as the period began. Later, flagging demand for personal computers undermined sales of the company's Windows 2000 and Windows ME operating systems. I reduced the position but still owned Microsoft at the end of the period. Another lackluster performer was Cisco Systems, which remained one of the fund's 10 largest holdings throughout the period because of the favorable long-term growth prospects for the company's Internet infrastructure business. On the other hand, I liquidated the fund's position in another technology bellwether, Intel. The company's semiconductor business is tied closely to the fortunes of the personal computer market, which I felt was going to see reduced demand for at least a quarter or two.

Q. What's your outlook, Louis?

A. Over the short term, the market will be subject to two conflicting influences. On the one hand, the Federal Reserve Board's return to a bias toward lowering interest rates, announced on December 19, sets the stage for the Fed to do what is necessary to keep the economy from going into a freefall. On the other hand, recent evidence indicates that the economy and corporate earnings are slowing much more rapidly than most investors anticipated several months ago. Now that it's in motion, that trend will not be easy to reverse. Therefore, my near-term outlook is cautious.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high total return through a combination of current income and capital appreciation by investing mainly in common stocks

Start date: December 28, 1998

Fund number: 361

Trading symbol: FGRTX

Size: as of December 31, 2000, more than $170 million

Manager: Louis Salemy, since inception; manager, Fidelity VIP III: Growth & Income Portfolio, since 1998; various Fidelity Select Portfolios, 1992-1998; joined Fidelity in 1992

3

Louis Salemy on selecting stocks in a soft economy:

"Some fund managers have been loading up on consumer cyclical stocks, betting that the sector will benefit from a rebounding economy as the Fed lowers interest rates. The problem is that much of the buying has been indiscriminate, involving stocks that have marginal business prospects. If business doesn't improve for these companies, as anticipated, their stocks could hit an air pocket and drop sharply. To my way of thinking, that method of investing relies too much on the condition of the overall economy.

"Although I naturally have some exposure to consumer cyclicals, the main thrust of my approach remains finding companies with improving basic business prospects. I like stocks with solid growth prospects for the top line, or sales, and the bottom line, or earnings. These are the companies that tend to perform well regardless of what the Fed does and regardless of what the economy does. Of course, no company is completely insulated from the economic environment, but my goal is to find the investments that have minimal dependence on a specific economic scenario."

Semiannual Report

Investment Changes

Top Ten Stocks as of December 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	6.7	3.9
Freddie Mac	6.0	3.4
Exxon Mobil Corp.	4.8	4.2
General Electric Co.	3.7	2.6
Philip Morris Companies, Inc.	3.5	2.1
Bristol-Myers Squibb Co.	3.3	2.1
Cisco Systems, Inc.	3.1	3.7
Wal-Mart Stores, Inc.	2.3	2.5
SBC Communications, Inc.	2.1	2.6
American International Group, Inc.	2.0	0.7
	37.5
Top Five Market Sectors as of December 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Finance	19.1	18.2
Technology	11.5	23.2
Health	9.1	7.0
Utilities	7.8	10.0
Media & Leisure	7.3	5.8
Asset Allocation (% of fund's net assets)
As of December 31, 2000 *		As of June 30, 2000 **
	Stocks and Equity Futures 90.1%		Stocks and Equity Futures 90.2%
	Short-Term Investments and Net Other Assets 9.9%		Short-Term Investments and Net Other Assets 9.8%
* Foreign investments	2.6%	** Foreign investments	6.2%

Semiannual Report

Investments December 31, 2000

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.2%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 1.0%
Boeing Co.	13,300	$ 877,800
Honeywell International, Inc.	9,100	430,543
United Technologies Corp.	6,200	487,475
TOTAL AEROSPACE & DEFENSE		1,795,818
BASIC INDUSTRIES - 2.0%
Chemicals & Plastics - 1.1%
Avery Dennison Corp.	17,600	965,800
E.I. du Pont de Nemours and Co.	18,200	879,288
		1,845,088
Packaging & Containers - 0.0%
Ball Corp.	114	5,251
Paper & Forest Products - 0.9%
Kimberly-Clark Corp.	12,300	869,487
Mead Corp.	24,600	771,825
		1,641,312
TOTAL BASIC INDUSTRIES		3,491,651
CONSTRUCTION & REAL ESTATE - 1.5%
Real Estate Investment Trusts - 1.5%
Equity Office Properties Trust	38,010	1,240,076
Equity Residential Properties Trust (SBI)	22,930	1,268,316
		2,508,392
DURABLES - 2.5%
Autos, Tires, & Accessories - 0.7%
Eaton Corp.	9,000	676,688
Ford Motor Co.	18,200	426,563
		1,103,251
Consumer Durables - 0.6%
Minnesota Mining & Manufacturing Co.	8,600	1,036,300
Consumer Electronics - 1.2%
Gemstar-TV Guide International, Inc. (a)	15,500	714,938
General Motors Corp. Class H	60,500	1,391,500
		2,106,438
TOTAL DURABLES		4,245,989
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - 6.2%
Oil & Gas - 6.2%
BP Amoco PLC sponsored ADR	14,758	$ 706,539
Burlington Resources, Inc.	12,300	621,150
Chevron Corp.	12,200	1,030,138
Exxon Mobil Corp.	95,446	8,297,837
		10,655,664
FINANCE - 19.1%
Banks - 1.8%
Bank of New York Co., Inc.	26,590	1,467,436
Mellon Financial Corp.	33,400	1,642,863
		3,110,299
Credit & Other Finance - 0.9%
American Express Co.	28,300	1,554,731
Federal Sponsored Credit - 12.7%
Fannie Mae	132,490	11,493,499
Freddie Mac	147,330	10,147,354
		21,640,853
Insurance - 2.0%
American International Group, Inc.	35,131	3,462,550
Securities Industry - 1.7%
Charles Schwab Corp.	28,150	798,756
Merrill Lynch & Co., Inc.	13,500	920,531
Morgan Stanley Dean Witter & Co.	14,600	1,157,050
		2,876,337
TOTAL FINANCE		32,644,770
HEALTH - 9.1%
Drugs & Pharmaceuticals - 8.1%
Allergan, Inc.	13,100	1,268,244
American Home Products Corp.	6,200	394,010
Bristol-Myers Squibb Co.	75,740	5,600,026
Eli Lilly & Co.	27,400	2,549,913
Immunex Corp. (a)	12,200	495,625
Merck & Co., Inc.	22,360	2,093,455
Pfizer, Inc.	24,700	1,136,200
Schering-Plough Corp.	6,100	346,175
		13,883,648
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH - continued
Medical Equipment & Supplies - 1.0%
Abbott Laboratories	35,100	$ 1,700,156
TOTAL HEALTH		15,583,804
INDUSTRIAL MACHINERY & EQUIPMENT - 4.3%
Electrical Equipment - 3.7%
General Electric Co.	132,220	6,338,296
Industrial Machinery & Equipment - 0.6%
Caterpillar, Inc.	20,900	988,831
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		7,327,127
MEDIA & LEISURE - 7.3%
Broadcasting - 4.0%
Comcast Corp. Class A (special) (a)	17,700	738,975
EchoStar Communications Corp. Class A (a)	100,000	2,275,000
Infinity Broadcasting Corp. Class A (a)	28,887	807,031
Pegasus Communications Corp. (a)	85,400	2,199,050
Univision Communications, Inc. Class A (a)	18,400	753,250
		6,773,306
Entertainment - 0.2%
Walt Disney Co.	12,700	367,506
Publishing - 2.8%
Gannett Co., Inc.	17,800	1,122,513
Knight-Ridder, Inc.	18,200	1,035,125
McGraw-Hill Companies, Inc.	27,500	1,612,188
The New York Times Co. Class A	24,600	985,538
		4,755,364
Restaurants - 0.3%
McDonald's Corp.	15,400	523,600
TOTAL MEDIA & LEISURE		12,419,776
NONDURABLES - 6.5%
Beverages - 0.7%
The Coca-Cola Co.	18,900	1,151,719
Foods - 0.1%
PepsiCo, Inc.	4,300	213,119
Household Products - 2.2%
Colgate-Palmolive Co.	25,000	1,613,750
Common Stocks - continued
	Shares	Value (Note 1)
NONDURABLES - continued
Household Products - continued
Gillette Co.	18,500	$ 668,313
Procter & Gamble Co.	5,840	458,075
Unilever NV (NY Shares)	15,200	956,650
		3,696,788
Tobacco - 3.5%
Philip Morris Companies, Inc.	135,830	5,976,520
TOTAL NONDURABLES		11,038,146
RETAIL & WHOLESALE - 4.3%
Drug Stores - 1.1%
Walgreen Co.	46,500	1,944,281
General Merchandise Stores - 2.3%
Wal-Mart Stores, Inc.	72,720	3,863,250
Retail & Wholesale, Miscellaneous - 0.9%
Home Depot, Inc.	35,535	1,623,506
TOTAL RETAIL & WHOLESALE		7,431,037
SERVICES - 1.4%
Advertising - 1.4%
Omnicom Group, Inc.	28,400	2,353,650
TECHNOLOGY - 11.5%
Communications Equipment - 3.2%
CIENA Corp. (a)	2,200	178,750
Cisco Systems, Inc. (a)	135,800	5,194,350
		5,373,100
Computer Services & Software - 4.7%
Adobe Systems, Inc.	15,400	896,088
IMS Health, Inc.	85,780	2,316,060
Microsoft Corp. (a)	75,500	3,274,813
Oracle Corp. (a)	18,700	543,469
VeriSign, Inc. (a)	7,300	541,569
VERITAS Software Corp. (a)	5,600	490,000
		8,061,999
Computers & Office Equipment - 3.2%
Dell Computer Corp. (a)	56,400	983,475
EMC Corp. (a)	13,780	916,370
Network Appliance, Inc. (a)	3,700	237,494
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Computers & Office Equipment - continued
Pitney Bowes, Inc.	33,500	$ 1,109,688
Sun Microsystems, Inc. (a)	79,300	2,210,488
		5,457,515
Electronics - 0.4%
LSI Logic Corp. (a)	13,100	223,879
Texas Instruments, Inc.	9,800	464,275
		688,154
TOTAL TECHNOLOGY		19,580,768
TRANSPORTATION - 0.7%
Railroads - 0.7%
Burlington Northern Santa Fe Corp.	40,000	1,132,500
UTILITIES - 7.8%
Cellular - 2.7%
Nextel Communications, Inc. Class A (a)	76,200	1,885,950
Vodafone Group PLC sponsored ADR	75,700	2,711,006
		4,596,956
Electric Utility - 1.1%
IPALCO Enterprises, Inc.	43,100	1,042,481
Southern Energy, Inc.	31,600	894,675
		1,937,156
Telephone Services - 4.0%
BellSouth Corp.	23,530	963,259
Qwest Communications International, Inc. (a)	36,500	1,496,500
SBC Communications, Inc.	74,390	3,552,123
Sprint Corp. - FON Group	12,300	249,844
XO Communications, Inc. Class A (a)	29,400	523,688
		6,785,414
TOTAL UTILITIES		13,319,526
TOTAL COMMON STOCKS (Cost $142,061,565)		145,528,618
U.S. Treasury Obligations - 0.3%
		Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 6.16% to 6.2% 1/11/01 (c) (Cost $499,069)	-	$ 500,000	$ 499,336
Cash Equivalents - 15.0%
	Shares
Fidelity Cash Central Fund, 6.53% (b) (Cost $25,614,158)	25,614,158	25,614,158
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $168,174,792)		171,642,112
NET OTHER ASSETS - (0.5)%		(883,306)
NET ASSETS - 100%		$ 170,758,806
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
25 S&P 500 Stock Index Contracts	March 2001	$ 8,343,750	$ (299,633)

The face value of futures purchased as a percentage of net assets - 4.9%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $499,336.
Income Tax Information

At December 31, 2000, the aggregate cost of investment securities for income tax purposes was $168,436,783. Net unrealized appreciation aggregated $3,205,329, of which $19,581,878 related to appreciated investment securities and $16,376,549 related to depreciated investment securities.

At June 30, 2000, the fund had a capital loss carryforward of approximately $213,000 all of which will expire on June 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2000 (Unaudited)
Assets
Investment in securities, at value (cost $168,174,792) - See accompanying schedule		$ 171,642,112
Receivable for fund shares sold		386,918
Dividends receivable		135,713
Interest receivable		156,308
Total assets		172,321,051
Liabilities
Payable for investments purchased	$ 925,493
Payable for fund shares redeemed	389,144
Accrued management fee	67,598
Payable for daily variation on futures contracts	113,750
Other payables and accrued expenses	66,260
Total liabilities		1,562,245
Net Assets		$ 170,758,806
Net Assets consist of:
Paid in capital		$ 170,976,896
Distributions in excess of net investment income		(79,057)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,306,731)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,167,698
Net Assets, for 16,646,652 shares outstanding		$ 170,758,806
Net Asset Value, offering price and redemption price per share ($170,758,806 ÷ 16,646,652 shares)		$10.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2000 (Unaudited)
Investment Income Dividends		$ 876,873
Interest		880,641
Security lending		787
Total income		1,758,301
Expenses
Management fee	$ 410,959
Transfer agent fees	292,711
Accounting and security lending fees	32,194
Non-interested trustees' compensation	311
Custodian fees and expenses	3,879
Registration fees	14,304
Audit	9,557
Legal	281
Miscellaneous	456
Total expenses before reductions	764,652
Expense reductions	(9,539)	755,113
Net investment income		1,003,188
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,026,635)
Foreign currency transactions	(30)
Futures contracts	(745,263)	(2,771,928)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(342,269)
Assets and liabilities in foreign currencies	11
Futures contracts	(329,148)	(671,406)
Net gain (loss)		(3,443,334)
Net increase (decrease) in net assets resulting from operations		$ (2,440,146)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2000 (Unaudited)	Year ended June 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 1,003,188	$ 1,695,686
Net realized gain (loss)	(2,771,928)	(304,165)
Change in net unrealized appreciation (depreciation)	(671,406)	(4,345,519)
Net increase (decrease) in net assets resulting from operations	(2,440,146)	(2,953,998)
Distributions to shareholders From net investment income	(1,146,736)	(1,538,118)
From net realized gain	-	(758,529)
In excess of net realized gain	-	(270,180)
Total distributions	(1,146,736)	(2,566,827)
Share transactions Net proceeds from sales of shares	29,618,181	128,959,113
Reinvestment of distributions	1,095,643	2,446,237
Cost of shares redeemed	(30,739,651)	(167,802,239)
Net increase (decrease) in net assets resulting from share transactions	(25,827)	(36,396,889)
Total increase (decrease) in net assets	(3,612,709)	(41,917,714)
Net Assets
Beginning of period	174,371,515	216,289,229
End of period (including under (over) distribution of net investment income of $(79,057) and $64,491, respectively)	$ 170,758,806	$ 174,371,515
Other Information Shares
Sold	2,806,067	12,421,135
Issued in reinvestment of distributions	106,476	239,174
Redeemed	(2,893,534)	(16,146,640)
Net increase (decrease)	19,009	(3,486,331)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2000	Years ended June 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.75	$ 10.00
Income from Investment Operations
Net investment income D	.06	.09	.03
Net realized and unrealized gain (loss)	(.22)	(.22)	.75
Total from investment operations	(.16)	(.13)	.78
Less Distributions
From net investment income	(.07)	(.08)	(.02)
In excess of net investment income	-	-	(.01)
From net realized gain	-	(.04)	-
In excess of net realized gain	-	(.01)	-
Total distributions	(.07)	(.13)	(.03)
Net asset value, end of period	$ 10.26	$ 10.49	$ 10.75
Total Return B, C	(1.53)%	(1.17)%	7.81%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 170,759	$ 174,372	$ 216,289
Ratio of expenses to average net assets	.88% A	.85%	1.14% A
Ratio of expenses to average net assets after expense reductions	.87% A, F	.84% F	1.12% A, F
Ratio of net investment income to average net assets	1.16% A	.83%	.62% A
Portfolio turnover rate	80% A	59%	59% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to June 30, 1999.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2000 (Unaudited)

1. Significant Accounting Policies.

Fidelity Growth & Income II Portfolio (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes - continued

taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $59,929,098 and $65,610,898, respectively.

The market value of futures contracts opened and closed during the period amounted to $23,265,620 and $17,517,709, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .47% of average net assets.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co.(FMRC) will serve as sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .34% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $5,060 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no security loans outstanding.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $8,256 under this arrangement.

In addition, through an arrangement with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $1,283 under this arrangement.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane Jr., Vice President

Louis Salemy, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Marie L. Knowles

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan ® Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

GII-SANN-0201 124531
1.714809.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com